DEBT (Schedule of Liability Interest Expense) (Details) - Term Debt - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 1,004	$ 794
Interest expense	7,676	7,083
Total interest expense recognized	$ 8,680	$ 7,877
Effective interest rate	4.01%	3.80%